DEPOSITS DUE FROM A THIRD PARTY	6 Months Ended
Jun. 30, 2025
DEPOSITS DUE FROM A THIRD PARTY
DEPOSITS DUE FROM A THIRD PARTY

9.DEPOSITS DUE FROM A THIRD PARTY

In November 2023, Baosheng Network and Nanjing Yunbei E-commerce Co., Ltd. (“Nanjing Yunbei”) entered into an Asset Merger Margin Custodian Agreement, pursuant to which the Company deposited RMB20,000,000, or $2,554,539 into a custodian account under the name of Nanjing Yunbei to support the Company’s future investment opportunities. Once fully funded with the remaining RMB10,000,000, the deposit would be held in the custody account for up to twelve months. Due to its ongoing legal proceeds as described in Note 17, the Company has paused its funding of the remaining RMB10,000,000 until such matters are resolved. The deposit is interest-free during the custody period. As of June 30, 2025 and December 31, 2024, the Company’s deposit was valued at $2,791,892 and $2,739,989, respectively, due from Nanjing Yunbei.